CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (22,334)	$ (27,042)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	18,249	16,252
Share-based compensation	18,322	15,065
Deferred income taxes, net	(6,419)	(7,325)
Short-term investments gain	0	(1,265)
Change in estimated fair value of contingent liabilities	(592)	1,210
Other operating activities	20	64
Changes in operating assets and liabilities, net
Accounts receivable, net	(12,737)	6,019
Prepaid expenses and other current assets	(4,714)	(632)
Other long-term assets	(788)	1,454
Accounts payable, accrued expenses, and other current liabilities	15,068	1,513
Operating lease liabilities	1,810	(3,255)
Deferred revenue	(9,489)	(6,717)
Other long-term liabilities	17	(1,013)
Net cash used in operating activities	(3,587)	(5,672)
Investing activities
Purchases of property and equipment	(17,168)	(4,070)
Purchases of short-term investments	(54,775)	0
Proceeds from sale of short-term investments	70	1,265
Payments to CVR holders	(1,440)	(720)
Other investing activities	0	(500)
Net cash used in investing activities	(73,313)	(4,025)
Financing activities
Proceeds from consummation of separation transaction	1,842	0
Proceeds from issuance of common stock in Business Combination	96,242	0
Proceeds from issuance of common stock from stock plans, net	435	0
Payments to CVR holders	(2,025)	(1,050)
Net transfer from parent	14,245	10,747
Net cash provided by financing activities	110,739	9,697
Net increase in cash, cash equivalents, and restricted cash	33,839	0
Cash, cash equivalents and restricted cash at beginning of year	0	0
Cash, cash equivalents and restricted cash at end of year	33,839	0
Supplemental cash flow information:
Right-of-use assets obtained in exchange for lease obligations:	10,136	14,515
Deferred revenue recorded in accounts receivable	942	11,344
Supplemental non-cash investing and financing activities:
Purchase of fixed assets recorded in accounts payable	22	1,231
Intangible additions recorded in contingent liabilities	4,804	720
Transaction cost recorded in accounts payable	$ 473	$ 0